Operating Lease Agreements (Schedule Of Rent Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases, Operating [Abstract]
Minimum rentals	$ 131,463	$ 126,329	$ 117,006
Contingent rentals based on sales	69,075	76,120	67,465
Total rent expense	$ 200,538	$ 202,449	$ 184,471